Cover	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2021
Entity File Number	333-173216
Entity Registrant Name	WELLNESS CENTER USA, INC.
Entity Central Index Key	0001516887
Entity Tax Identification Number	27-2980395
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	145 E. University Boulevard
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85705
City Area Code	(847)
Local Phone Number	925-1885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	WCUI